Document and Entity Information	Apr. 14, 2023
Document And Entity Information [Line Items]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001841338
Document Type	8-K
Document Period End Date	Apr. 14, 2023
Entity Registrant Name	CIIG CAPITAL PARTNERS II, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40802
Entity Tax Identification Number	86-1477978
Entity Address, Address Line One	40 West 57th Street
Entity Address, Address Line Two	29th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	796-4796
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	CIIGU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CIIG
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	CIIGW
Security Exchange Name	NASDAQ